Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Sep. 25, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
Reinhart Mid Cap PMV Fund | Investor Class
Prospectus:
Trading Symbol	RPMMX
Reinhart Mid Cap PMV Fund | Advisor Class
Prospectus:
Trading Symbol	RPMVX
Reinhart Mid Cap PMV Fund | Institutional Class
Prospectus:
Trading Symbol	RPMNX
Reinhart Genesis PMV Fund | Investor Class
Prospectus:
Trading Symbol	RPMAX
Reinhart Genesis PMV Fund | Advisor Class
Prospectus:
Trading Symbol	RPMFX
Reinhart Intermediate Bond NextShares | Reinhart Intermediate Bond NextShares
Prospectus:
Trading Symbol	RPIBC